Commitments - Additional Information (Details) € in Millions	12 Months Ended
Apr. 30, 2026 EUR (€)
Commitments [Line Items]
Minimum contingent earnout payment	€ 12.0
Biostrand BV
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA	20.00%
Unpaid commitment related to earnout	€ 12.0